UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21344
                                                     ---------------------------

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios, LP
                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                            ------------

                     Date of fiscal year end: MAY 31, 2004
                                              ------------

                    Date of reporting period: AUGUST 31, 2004
                                              ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

First Trust/Four Corners Senior Floating Rate Income Fund
Portfolio of Investments
August 31, 2004 (Unaudited)


 PRINCIPAL                                                             MARKET
   VALUE                          DESCRIPTION**                        VALUE
-----------       ---------------------------------------------    ------------
SENIOR FLOATING RATE INTERESTS - 156.1%
                  AEROSPACE AND DEFENSE - 3.9%
$   422,097       DRS Technologies, Inc., Term Loan, 11/04/10     $      425,395
  2,220,588       ILC Industries, Inc., Term Loan, 2/07/11             2,231,691
  1,000,000       Standard Aero Holdings, Inc.,
                     Term Loan B, 8/24/12                              1,010,000
                                                                 ------------------
                                                                       3,667,086
                                                                 ------------------
                  AUTO COMPONENTS - 4.2%
  1,000,000       Federal-Mogul Corp., Term Loan B, 12/29/05             930,000
                  NFIL Holdings Corp.
    238,095        Term Loan A, 2/27/10                                  240,774
    729,762        Term Loan B, 2/27/10                                  737,971
                  Tenneco Automotive, Inc.
  1,372,414        Term Loan B, 12/12/10                               1,395,288
    620,690        Term Loan B-1, 12/12/10                               632,328
                                                                 ------------------
                                                                       3,936,361
                                                                 ------------------
                  BROADCAST MEDIA - 7.3%
                  Cablecom
    500,000        Term Loan B, 4/15/12                                  498,750
    500,000        Term Loan C, 4/15/13                                  498,750
  3,000,000       Century Cable Holdings, LLC,
                    Term Loan, 6/30/09                                 2,920,713
  1,000,000       NEP Supershooters, LP, Term Loan, 2/03/11            1,008,750
  2,000,000       Salem Communications Holding Corp.,
                    Term Loan B, 3/31/10                               2,017,500
                                                                 ------------------
                                                                       6,944,463
                                                                 ------------------
                  BUILDINGS & REAL ESTATE - 6.6%
  2,333,333       Associated Materials, Inc., Term Loan, 8/29/10       2,354,723
  2,000,000       Builders FirstSource, Term Loan, 8/25/10             1,995,000
  1,875,578       CB Richard Ellis Services, Inc.,
                    Term Loan, 3/31/10                                 1,883,783
                                                                 ------------------
                                                                       6,233,506
                                                                 ------------------
                  CABLE TELEVISION - 3.1%
  2,000,000       Charter Communications Operating, LLC,
                   Term Loan A, 4/27/10                                1,949,772
  1,000,000       PanAmSat Corp., Term Loan B, 8/20/11                 1,000,688
                                                                 ------------------
                                                                       2,950,460
                                                                 ------------------
                  CASINOS & GAMING - 7.4%
  1,000,000       Boyd Gaming Corp., Term Loan B, 6/30/11              1,009,375
  1,924,293       Marina District Finance Company, Inc.,
                   Term Loan A, 12/13/07                               1,931,509
                  Pinnacle Entertainment, Inc.
  1,000,000        Term Loan, 8/27/10                                  1,010,000
  1,000,000        Term Loan DD, 8/27/10                                 995,000
  2,000,000       Wynn Las Vegas, LLC, Term Loan DD, 9/30/09           2,018,334
                                                                 ------------------
                                                                       6,964,218
                                                                 ------------------
                  CHEMICALS - 5.1%
  1,000,000       Celanese, Term Loan C, 12/08/11                      1,018,333
  1,734,015       Nalco Chemical Company,
                   Term Loan B, 11/04/10                               1,759,096

Portfolio of Investments
August 31, 2004 (Unaudited)



 PRINCIPAL                                                             MARKET
   VALUE                          DESCRIPTION**                        VALUE
-----------       ---------------------------------------------    ------------
SENIOR FLOATING RATE INTERESTS - CONTINUED
                  CHEMICALS - CONTINUED
$ 2,000,000       Rockwood Specialties, Inc.,
                   Term Loan B, 7/30/12                           $    2,013,214
                                                                 ------------------
                                                                       4,790,643
                                                                 ------------------
                  COMMERCIAL SERVICES - 7.3%
  1,000,000       Allied Security Holdings LLC,
                   Term Loan, 6/30/10                                  1,007,500
  1,963,776       Infrasource, Inc., Term Loan, 9/30/10                1,973,595
  1,000,000       Language Line Acquisitions, Inc.,
                   Term Loan B, 5/31/11                                1,008,750
  1,000,000       Quanta Services, Inc., Term Loan, 6/19/08            1,002,500
  1,952,941       Sirva Worldwide, Inc., Term Loan, 12/01/10           1,967,588
                                                                 ------------------
                                                                       6,959,933
                                                                 ------------------
                  CONSTRUCTION MATERIALS - 3.2%
  1,000,000       Nortek, Inc., Term Loan, 7/29/11                     1,009,000
                  PGT Industries, Inc.
    995,000        Term Loan, 2/07/10                                  1,007,438
  1,000,000        Term Loan B, 7/29/10                                1,005,000
                                                                 ------------------
                                                                       3,021,438
                                                                 ------------------
                  CONTAINERS & PACKAGING (METAL & GLASS) - 8.4%
  1,912,273       Berry Plastics Corp., Term Loan, 6/30/10             1,932,988
  1,975,025       Graphic Packaging International, Inc.,
                   Term Loan B, 8/08/10                                1,999,302
  1,000,000       Horizon Lines Holding LLC, Term Loan, 7/07/11        1,015,000
  2,000,000       Owens-Illinois Group, Inc.,
                   Term Loan B, 4/01/08                                2,027,500
    995,000       Solo Cup Company, Term Loan, 2/27/11                 1,004,121
                                                                 ------------------
                                                                       7,978,911
                                                                 ------------------
                  DIVERSIFIED/CONGLOMERATE SERVICES - 3.1%
    940,667       Cinram International, Inc.,
                   Term Loan D, 9/30/09                                  941,549
  1,975,013       Monitronics International, Inc.,
                   Term Loan B, 8/26/09                                1,988,591
                                                                 ------------------
                                                                       2,930,140
                                                                 ------------------
                  ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.7%
  2,468,750       Global Cash Access, LLC, Term Loan B, 3/10/10        2,499,609
  1,000,000       Memec Group Holdings Ltd.,
                   Term Loan B, 6/15/10                                  997,500
                                                                 ------------------
                                                                       3,497,109
                                                                 ------------------
                  ENTERTAINMENT - 8.5%
  2,000,000       Gray Television, Inc., Term Loan C, 12/31/10         2,012,500
  1,000,000       Metro-Goldwyn-Mayer Studios, Inc.,
                   Term Loan B, 4/30/11                                1,003,000
  2,000,000       NTL Investment Holdings Ltd.,
                   Term Loan, 5/10/12                                  1,973,334
  2,000,000       Paxson Communications Corp.,
                   Term Loan Floater, 1/15/10                          2,010,000
    995,000       WMG Acquisition Corp., Term Loan, 2/28/11            1,007,082
                                                                 ------------------
                                                                       8,005,916
                                                                 ------------------

Portfolio of Investments
August 31, 2004 (Unaudited)



 PRINCIPAL                                                             MARKET
   VALUE                          DESCRIPTION**                        VALUE
-----------       ---------------------------------------------    ------------
SENIOR FLOATING RATE INTERESTS - CONTINUED
                  ENVIRONMENTAL - 4.1%
$ 1,739,130       Duratek, Inc., Term Loan, 12/16/09              $    1,733,696
  1,000,000       Environmental Systems Products Holdings,
                   Term Loan, 12/12/10                                 1,025,000
  1,125,000       Waste Connections, Inc., Term Loan, 10/22/10         1,133,438
                                                                 ------------------
                                                                       3,892,134
                                                                 ------------------
                  FARMING AND AGRICULTURE - 2.1%
                  United Industries Corp.
  1,000,000        Term Loan, 9/30/11                                  1,013,750
  1,000,000        Term Loan B, 3/31/11                                1,010,000
                                                                 ------------------
                                                                       2,023,750
                                                                 ------------------
                  FINANCE - 1.6%
  1,500,000       Refco Finance Holdings LLC,
                   Term Loan, 8/05/11                                  1,494,375
                                                                 ------------------
                  FOOD, BEVERAGES & TOBACCO - 7.3%
  1,900,932       Nellson Nutraceutical, Inc., Term Loan,
                   10/04/09                                            1,843,904
                  Pinnacle Foods Holding Corp.
    439,266        Term Loan, 11/25/10                                   443,659
  1,555,734        Term Loan DD, 11/25/10                              1,571,291
                  THL Food Products Company
  2,000,000        Term Loan, 11/21/11                                 2,053,750
    992,500        Term Loan B, 11/21/10                               1,005,527
                                                                 ------------------
                                                                       6,918,131
                                                                 ------------------
                  HEALTHCARE (EQUIPMENT & SERVICES) - 2.9%
    900,000       Advanced Medical Optics, Inc.,
                   Term Loan, 6/25/09                                    910,125
  1,830,667       VWR International, Term Loan B, 4/07/11              1,854,008
                                                                 ------------------
                                                                       2,764,133
                                                                 ------------------
                  HEALTHCARE (PROVIDERS & SERVICES) - 15.6%
  1,000,000       Accredo Health, Inc., Term Loan B, 6/30/11           1,003,750
  1,488,750       Beverly Enterprise, Inc., Term Loan, 10/22/08        1,507,359
  1,000,000       Community Health Systems, Inc.,
                   Term Loan, 8/19/11                                    999,643
  1,978,451       DaVita, Inc., Term Loan B, 6/30/09                   1,994,350
  1,950,000       DJ Orthopedics LLC, Term Loan, 5/15/09               1,969,500
  1,867,727       Empi Corp., Term Loan, 11/24/09                      1,867,727
                  Magellan Health Services, Inc.
    444,444        L of C, 8/15/08***                                    449,445
    513,889        Term Loan, 8/15/08                                    519,670
    995,000       Team Health, Inc., Term Loan B, 3/23/11                996,244
  1,500,000       U.S. Oncology Holding, Term Loan B, 8/20/11          1,507,500
  2,000,000       Vanguard Health Systems, Inc.,
                   Term Loan, 5/18/11                                  1,997,500
                                                                 ------------------
                                                                      14,812,688
                                                                 ------------------
                  HOUSEHOLD PRODUCTS - 1.1%
    997,500       Prestige Brands, Inc., Term Loan B, 4/06/11            997,500
                                                                 ------------------
                  INSURANCE - 1.1%
  1,000,000       Conseco, Inc., Term Loan, 6/22/10                    1,012,500
                                                                 ------------------

Portfolio of Investments
August 31, 2004 (Unaudited)



 PRINCIPAL                                                             MARKET
   VALUE                          DESCRIPTION**                        VALUE
-----------       ---------------------------------------------    ------------
SENIOR FLOATING RATE INTERESTS - CONTINUED
                  LEISURE - 4.2%
$ 1,000,000       Brooklyn Basketball, LLC, Term Loan B, 6/16/08  $      997,500
    967,197       Regal Cinemas Corp., Term Loan B, 11/10/10             977,111
  1,994,911       The Titan Corp., Term Loan B, 6/30/09                2,000,313
                                                                 ------------------
                                                                       3,974,924
                                                                 ------------------
                  OIL & GAS - 5.4%
  3,000,000       Alon USA, Inc., Term Loan B, 12/16/08                3,060,000
  1,000,000       La Grange Acquisition, LP, Term Loan, 1/18/08        1,012,500
  1,000,000       Vulcan Energy Corp., Term Loan, 7/23/10              1,012,500
                                                                 ------------------
                                                                       5,085,000
                                                                 ------------------
                  PAPER & FOREST PRODUCTS - 1.1%
  1,000,000       Appleton Papers, Inc., Term Loan B, 6/09/10          1,009,688
                                                                 ------------------
                  PERSONAL PRODUCTS - 2.1%
  1,995,000       American Safety Razor Company,
                   Term Loan B, 4/29/11                                2,014,950
                                                                 ------------------
                  PUBLISHING & PRINTING - 5.9%
  1,952,621       Dex Media West, LLC, Term Loan B, 3/09/10            1,978,655
  2,000,000       Freedom Communications, Inc.,
                   Term Loan B, 5/18/12                                2,027,500
    580,000       Media News Group, Term Loan C, 12/30/10                580,000
  1,000,000       RH Donnelley Inc., Term Loan B, 6/30/11              1,011,125
                                                                 ------------------
                                                                       5,597,280
                                                                 ------------------
                  REAL ESTATE - 3.9%
  2,000,000       Landsource Communities Development,
                   Term Loan B, 3/31/10                                2,026,250
                  Newkirk MLP
    623,136        Term Loan, 11/24/06                                   631,704
  1,043,042        Term Loan A, 11/24/06                               1,057,384
                                                                 ------------------
                                                                       3,715,338
                                                                 ------------------
                  RETAIL - 2.1%
  2,000,000       Jean Coutu Group (PJC) Inc.,
                   Term Loan B, 7/30/11                                2,016,136
                                                                  -----------------
                  TELECOMMUNICATIONS (WIRELESS) - 3.4%
    712,753       GCI Holdings, Inc., Term Loan, 10/31/07                717,208
    995,000       Nextel Communications, Inc.,
                   Term Loan E, 12/15/10                               1,000,020
  1,500,000       Nextel Partners, Inc., Term Loan C, 5/31/11          1,518,000
                                                                 ------------------
                                                                       3,235,228
                                                                 ------------------
                  UTILITY (ELECTRIC) - 20.4%
  1,995,000       Allegheny Energy Supply Company, Inc.,
                   Term Loan C, 6/08/11                                2,024,510
  2,000,000       Astoria Energy LLC, Term Loan, 4/16/12               2,023,334
  2,967,568       CenterPoint Energy, Inc., Term Loan, 10/07/06        2,974,986
  2,000,000       Mission Energy Holdings International, LLC, Term
                    Loan, 12/11/06                                     2,003,750
                  NRG Energy, Inc.
    567,271        Credit Link, 12/23/10                                 584,005
  1,005,244        Term Loan, 6/23/10                                  1,034,899

Portfolio of Investments
August 31, 2004 (Unaudited)



 PRINCIPAL                                                             MARKET
   VALUE                          DESCRIPTION**                        VALUE
-----------       ---------------------------------------------    ------------
SENIOR FLOATING RATE INTERESTS - CONTINUED
                  UTILITY (ELECTRIC) - CONTINUED
$ 2,436,590       Reliant Resources, Inc., Term Loan, 3/15/07     $    2,433,544
  1,114,135       Riverside Energy Center, LLC
                   Term Loan, 6/24/11                                  1,122,491
                  Rocky Mountain Energy Center, LLC
     84,958        L of C, 6/24/11***                                     85,595
    800,907        Term Loan, 6/24/11                                    806,914
  4,250,000       Saguaro Utility Group I Corp. (Unisource),
                   Term Loan DD, 3/25/11                               4,194,219
                                                                 ------------------
                                                                      19,288,247
                                                                 ------------------

                  TOTAL SENIOR FLOATING RATE INTERESTS               147,732,186
                                                                 ------------------
                  (Cost $142,394,015)
                  REPURCHASE AGREEMENT - 8.2%
                  (Cost $7,810,000)
  7,810,000       Agreement with Wachovia, 1.470% dated 8/31/04,
                   to be repurchased at $7,810,319 on 9/01/04,
                   collateralized by $7,292,000 U.S. Treasury
                   Note, 7.000% due 7/15/06
                   (Value $7,966,196)                                  7,810,000
                                                                 ------------------

                  UNFUNDED LOAN COMMITMENT - (4.9)%                   (4,675,184)
                                                                 ------------------

                  TOTAL INVESTMENTS - 159.4%                         150,867,002
                  (Cost $150,204,015)*

                  NET OTHER ASSETS AND LIABILITIES - 0.8%                787,946
                                                                 ------------------

                  PREFERRED SHARES, AT LIQUIDATION VALUE -
                  (60.2)%                                            (57,000,000)
                                                                 ------------------
                  NET ASSETS APPLICABLE TO COMMON
                  SHAREHOLDERS - 100.0%                           $   94,654,948
                                                                 ==================

--------------------------------------------------------------------------------------
                 +   Unfunded Loan Commitment
                 *   Aggregate cost for Federal tax purposes.
                **   All percentages shown in the Portfolio of Investments are
                     based on net assets applicable to Common Shares.
               ***   L of C - Letter of Credit

                   Notes to Quarterly Portfolio of Investments
                            August 31, 2004 (Unaudited)


1. VALUATION AND INVESTMENT PRACTICES

PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is computed based upon the value of the Fund's portfolio and other assets. The NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities and the liquidation value of any outstanding Preferred Shares from the Fund's Managed Assets and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value, or in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect net asset value, First Trust Advisors L.P. ("First Trust") may use a fair value method in good faith to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures approved by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities trading on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in 60 days or less are valued at amortized cost.

The Senior Floating Rate Interests ("Senior Loans") in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having substantially grown in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value as determined in good faith under procedures approved by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

                   Notes to Quarterly Portfolio of Investments
                     August 31, 2004 (Continued) (Unaudited)

REPURCHASE AGREEMENT:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

2. UNREALIZED APPRECIATION/(DEPRECIATION)

On August 31, 2004, net unrealized appreciation for Federal tax purposes was $662,987, consisting of $972,417 aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and $309,430 aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
             -------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date  OCTOBER 28, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date  OCTOBER 28, 2004
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By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Chief Financial Officer
                           (principal financial officer)

Date  OCTOBER 28, 2004
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* Print the name and title of each signing officer under his or her signature.